Aptus Drawdown Managed Equity ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.1%		Shares	Value
Basic Materials - 2.2%
Freeport-McMoRan, Inc.		16,386	$744,088
Linde plc		5,834	2,645,719
Sherwin-Williams Company		2,318	813,155
			4,202,962

Communications - 13.2%
Alphabet, Inc. - Class C		43,968	7,613,059
Amazon.com, Inc. (a)		36,968	6,912,277
Comcast Corporation - Class A		17,811	735,060
Meta Platforms, Inc. - Class A		8,892	4,222,188
Motorola Solutions, Inc.		3,688	1,471,217
Netflix, Inc. (a)		2,009	1,262,355
T-Mobile US, Inc.		10,486	1,911,388
Walt Disney Company		7,379	691,339
			24,818,883

Consumer, Cyclical - 8.3%
Costco Wholesale Corporation		2,221	1,825,662
Lowe's Companies, Inc.		9,190	2,256,237
Marriott International, Inc. - Class A		7,940	1,804,762
McDonald's Corporation		6,754	1,792,512
PulteGroup, Inc.		12,585	1,661,220
Tesla, Inc. (a)		11,275	2,616,589
TJX Companies, Inc.		14,704	1,661,846
Walmart, Inc.		30,082	2,064,828
			15,683,656

Consumer, Non-cyclical - 16.9%
Abbott Laboratories		13,840	1,466,210
AbbVie, Inc.		7,696	1,426,223
Altria Group, Inc.		21,850	1,070,868
Amgen, Inc.		2,509	834,167
Automatic Data Processing, Inc.		2,159	566,997
Cintas Corporation		2,223	1,698,239
Eli Lilly & Company		3,290	2,646,048
Intuitive Surgical, Inc. (a)		2,923	1,299,595
Johnson & Johnson		10,953	1,728,931
Mckesson Corporation		3,330	2,054,677
Merck & Company, Inc.		10,757	1,216,939
Mondelez International, Inc. - Class A		20,445	1,397,416
PepsiCo, Inc.		13,900	2,400,113
Pfizer, Inc.		23,235	709,597
Procter & Gamble Company		14,507	2,332,145
Stryker Corporation		9,436	3,089,818
Thermo Fisher Scientific, Inc.		4,066	2,493,840
UnitedHealth Group, Inc.		4,244	2,445,223
Vertex Pharmaceuticals, Inc. (a)		2,016	999,372
			31,876,418

Energy - 3.7%
Devon Energy Corporation		24,955	1,173,634
Diamondback Energy, Inc.		8,254	1,669,867
Exxon Mobil Corporation		30,551	3,623,043
Schlumberger NV		11,055	533,846
			7,000,390

Financial - 14.1%
Bank of America Corporation		44,229	1,782,871
Berkshire Hathaway, Inc. - Class B (a)		7,398	3,244,023
BlackRock, Inc.		2,421	2,122,006
Citigroup, Inc.		18,095	1,174,004
Digital Realty Trust, Inc.		7,683	1,148,532
Intercontinental Exchange, Inc.		9,018	1,366,768
JPMorgan Chase & Company		16,566	3,525,245
Marsh & McLennan Companies, Inc.		8,023	1,785,679
Morgan Stanley		17,298	1,785,327
Progressive Corporation		12,921	2,766,644
Prologis, Inc.		14,963	1,886,086
Public Storage		2,906	859,943
Visa, Inc. - Class A		11,725	3,114,981
			26,562,109

Industrial - 7.4%
Caterpillar, Inc.		9,054	3,134,495
CSX Corporation		58,066	2,038,116
Deere & Company		2,944	1,095,109
Eaton Corporation plc		3,435	1,046,954
FedEx Corporation		5,984	1,808,664
Honeywell International, Inc.		8,155	1,669,736
Lockheed Martin Corporation		6,016	3,260,191
			14,053,265

Technology - 30.9%(b)
Accenture plc - Class A		6,325	2,091,172
Adobe, Inc. (a)		1,879	1,036,550
Advanced Micro Devices, Inc. (a)		6,596	952,990
Analog Devices, Inc.		8,117	1,878,112
Apple, Inc.		58,692	13,034,319
Applied Materials, Inc.		14,451	3,066,502
Broadcom, Inc.		23,524	3,779,836
Fiserv, Inc. (a)		10,150	1,660,236
Intuit, Inc.		3,141	2,033,326
Microsoft Corporation		30,275	12,665,546
NVIDIA Corporation		99,881	11,688,075
ServiceNow, Inc. (a)		4,075	3,318,639
Tyler Technologies, Inc. (a)		1,989	1,129,971
			58,335,274

Utilities - 2.4%
Duke Energy Corporation		11,300	1,234,751
NextEra Energy, Inc.		18,149	1,386,402
Southern Company		23,058	1,925,804
			4,546,957
TOTAL COMMON STOCKS (Cost $141,344,994)			187,079,914

PURCHASED OPTIONS - 0.5%(c)(d)	Notional Amount	Contracts
Put Options - 0.5%			$–
S&P 500 Index, Expiration: 10/18/2024; Exercise Price: $3,900.00 (e)	$ 1,104,460,000	2,000	900,000
TOTAL PURCHASED OPTIONS (Cost $1,104,973)			900,000

SHORT-TERM INVESTMENTS - 0.4%		Shares
Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 5.20% (f)		764,328	764,328
TOTAL SHORT-TERM INVESTMENTS (Cost $764,328)			764,328

TOTAL INVESTMENTS - 100.0% (Cost $143,214,295)			188,744,242
Other Assets in Excess of Liabilities - 0.0% (g)			23,754
NET ASSETS - 100.0%			$188,767,996

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts.
(f) (g)	The rate shown represents the 7-day effective yield as of July 31, 2024. Represents less than 0.05% of net assets.

Aptus Drawdown Managed Equity ETF
Schedule of Written Options
July 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.1)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (0.1)%
S&P 500 Index, Expiration: 10/18/2024; Exercise Price: $3,200.00	$(552,230,000)	(1,000)	$(157,500)
TOTAL WRITTEN OPTIONS (Premiums received $208,728)			$(157,500)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Aptus Drawdown Managed Equity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$187,079,914	$–	$–	$187,079,914
Purchased Options	–	900,000	–	900,000
Money Market Funds	764,328	–	–	764,328
Total Investments	$187,844,242	$900,000	$–	$188,744,242

Liabilities:
Investments:
Written Options	$–	$(157,500)	$–	$(157,500)
Total Investments	$–	$(157,500)	$–	$(157,500)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.